Loss per Share - Summary of Potential Dilutive Securities Not Included in Diluted Loss per Share Calculations (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Restricted Stock Units
Earnings Per Share [Line Items]
Potentially dilutive securities not included in computation of diluted loss per share	34,611,500	17,680,096	34,611,500	17,680,096
Stock Options
Earnings Per Share [Line Items]
Potentially dilutive securities not included in computation of diluted loss per share	10,573,080	15,285,292	10,573,080	15,285,292
Convertible Notes
Earnings Per Share [Line Items]
Potentially dilutive securities not included in computation of diluted loss per share	400,616,344	400,616,344	400,616,344	400,616,344